SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	Jul. 31, 2025 $ / shares	Jul. 04, 2025 USD ($) business	Jul. 01, 2025
Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Interest received, percent			10.00%
Disposal of major subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Number of businesses sold | business		3
Proceeds from fund with initial redemption value | $		$ 690
Redemption period		18 months
Disposal of major subsidiary | Manufacturing Operation
Disclosure of non-adjusting events after reporting period [line items]
Sale of business, intangible asset interest, percent		12.00%
Disposal of major subsidiary | Software and Technology Services Operation
Disclosure of non-adjusting events after reporting period [line items]
Sale of business, intangible asset interest, percent		7.00%
Disposal of major subsidiary | Work Access Services Operation
Disclosure of non-adjusting events after reporting period [line items]
Sale of business, intangible asset interest, percent		5.00%
Distribution
Disclosure of non-adjusting events after reporting period [line items]
Distributions declared (in dollars per share) | $ / shares	$ 0.0625